Operating Lease (Tables)	12 Months Ended
Dec. 31, 2025
Operating Lease [Abstract]
Schedule of Future Payments Leases

The Company makes one payment per year on the lease. Future payments under leases, as of December 31, 2025 are as follows:

Fiscal Year
2026	$3,530
2027	3,530
2028	3,530
2029	3,530
2030	3,530
Thereafter	42,360
Total	60,010
Less imputed interest	(21,423)
Total lease liability at December 31, 2025	$38,587